Shareholder Report, Holdings (Details)	Feb. 28, 2025
PGIM California Muni Income Fund - Class A
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM California Muni Income Fund - Class A | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
PGIM California Muni Income Fund - Class A | AA [Member]
Holdings [Line Items]
Percent of Total Investments	45.10%
PGIM California Muni Income Fund - Class A | A [Member]
Holdings [Line Items]
Percent of Total Investments	26.80%
PGIM California Muni Income Fund - Class A | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
PGIM California Muni Income Fund - Class A | BB [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
PGIM California Muni Income Fund - Class A | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
PGIM California Muni Income Fund - Class A | Cash or Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
PGIM California Muni Income Fund - Class C
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM California Muni Income Fund - Class C | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
PGIM California Muni Income Fund - Class C | AA [Member]
Holdings [Line Items]
Percent of Total Investments	45.10%
PGIM California Muni Income Fund - Class C | A [Member]
Holdings [Line Items]
Percent of Total Investments	26.80%
PGIM California Muni Income Fund - Class C | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
PGIM California Muni Income Fund - Class C | BB [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
PGIM California Muni Income Fund - Class C | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
PGIM California Muni Income Fund - Class C | Cash or Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
PGIM California Muni Income Fund - Class Z
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM California Muni Income Fund - Class Z | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
PGIM California Muni Income Fund - Class Z | AA [Member]
Holdings [Line Items]
Percent of Total Investments	45.10%
PGIM California Muni Income Fund - Class Z | A [Member]
Holdings [Line Items]
Percent of Total Investments	26.80%
PGIM California Muni Income Fund - Class Z | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
PGIM California Muni Income Fund - Class Z | BB [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
PGIM California Muni Income Fund - Class Z | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
PGIM California Muni Income Fund - Class Z | Cash or Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
PGIM California Muni Income Fund - Class R6
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM California Muni Income Fund - Class R6 | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
PGIM California Muni Income Fund - Class R6 | AA [Member]
Holdings [Line Items]
Percent of Total Investments	45.10%
PGIM California Muni Income Fund - Class R6 | A [Member]
Holdings [Line Items]
Percent of Total Investments	26.80%
PGIM California Muni Income Fund - Class R6 | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
PGIM California Muni Income Fund - Class R6 | BB [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
PGIM California Muni Income Fund - Class R6 | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
PGIM California Muni Income Fund - Class R6 | Cash or Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%